                                                                    EXHIBIT 99.1

                  FORM OF MONTHLY REPORT TO CERTIFICATEHOLDERS

               FIRST NATIONAL MASTER NOTE TRUST VFN SERIES 2007-1
                      MONTHLY PERIOD ENDING: JULY 31, 2007

     The undersigned, a duly authorized representative of First National Bank of Omaha ("FNBO"), as Servicer pursuant to the Transfer and Servicing Agreement, dated as of October 24, 2002 (as amended, the " Transfer and Servicing Agreement") by and between FNBO, as Servicer, First National Funding LLC, as Transferor, and First National Master Note Trust, as Issuer, does hereby certify as follows:

(a) The rights of the Issuer under the Transfer and Servicing Agreement have been assigned to the Bank of New York, as Indenture Trustee, under the Master Indenture, dated as of October 24, 2002 (the "Indenture"), by and between Issuer and the Indenture Trustee, and acknowledged by Transferor and Servicer, as supplemented by the VFN 2007-1 Indenture Supplement, dated as of April 24, 2007, by and between issuer and Indenture Trustee, and acknowledged by Transferor and Servicer (the "Supplement"). Capitalized terms used in this Certificate have their respective meanings set forth in the Transfer and Servicing Agreement. References herein to certain sections and subsections are references to the respective sections and subsections of the Transfer and Servicing Agreement. This report is delivered pursuant to Section 5.03(a) of the Supplement.

(b) FNBO is the Servicer under the Transferor and Servicing Agreement and the Pooling and Servicing Agreement.

(c) The undersigned is a Servicing Officer.

(d) With respect to this Certificate:

The Monthly Period is:                    July 31, 2007
                                        ---------------
The Determination Date is:               August 10,2007
                                        ---------------
The Record Date is:                       July 31, 2007
                                        ---------------
The Transfer Date is:                   August 14, 2007
                                        ---------------
The Distribution Date is:               August 15, 2007
                                        ---------------
The Controlled Accumulation Date is:      April 1, 2009
                                        ---------------
The Interest Period begins:                July 16,2007
                                        ---------------
The Interest Period ends                August 14, 2007
                                        ---------------
Number of days in Interest Period:                   31
                                        ---------------

(e) To the knowledge of the undersigned, there are no Liens on any Receivable in the Trust except as described below:

                                      None

(f) To the knowledge of the undersigned, no Series 2007-1 Pay Out Event and no Trust Pay Out Event has occurred except as described below:

                                      None

(g) As of the date hereof the Available Spread Account Amount equals the Required Spread Account Amount and, if the Reserve Account Funding Date has occurred, the Available Reserve Account Amount equals the Required Reserve Account Amount.

A.   INFORMATION REGARDING THE PERFORMANCE OF THE RECEIVABLES

     1.   Number of Accounts at Beginning of Monthly Period            2,118,839
          Number of Accounts at End of Monthly Period                  2,119,588
          Average Account Balance at End of Monthly Period     $          955.02

     2.   Principal Receivables
          (a)  Beginning of the Monthly Period                 $1,981,435,917.48
          (b)  End of the Monthly Period                       $1,999,670,532.64
          (c)  Average Principal Receivables                   $1,988,143,018.79

     3.   Increase in Principal Receivables from Account
          Additions                                                           --

          Increase in Finance Charge Receivable from Account
          Additions                                                           --

          Increase in Total Receivables from Account
          Additions                                                           --

     4.   Decrease in Principal Receivables from Removed
          Accounts                                                            --

          Decrease in Finance Charge Receivables from
          Removed Accounts                                                    --

          Decrease in Total Receivables from Removed
          Accounts                                                            --

     5.   Delinquent Balances

                          Aggregate     Percentage of
     Delinquency           Account          Total
      Category             Balance       Receivables
--------------------   --------------   -------------
(a) 30 to 59 days      $20,200,893.04       1.00%
(b) 60 to 89 days      $13,530,669.60       0.67%
(c) 90 to 119 days     $12,503,073.68       0.62%
(d) 120 to 149 days    $ 8,838,542.32       0.44%
(e) 150 or more days   $ 8,663,190.90       0.43%
   Total:              $63,736,369.54       3.15%

     6.   Aggregate amount of Collections

          (a)  Total Collections                               $  323,886,494.27
          (b)  Total Collections of Principal Receivables      $  298,123,456.65
          (c)  Total Collections of Finance Charge
               Receivables                                     $   25,763,037.62
          (d)  Aggregate Allocation Percentages for
               Outstanding Series                                          93.37%
          (e)  Aggregate Allocation Percentage of
               Collections of Principal Receivables                        93.37%
          (f)  Aggregate Allocation Percentage of
               Collections of Finance Charge Receivables                   93.37%

     7.   Aggregate amount of Principal Receivables in
          Accounts which became Defaulted Accounts during
          the Monthly Period                                   $    9,056,320.09

     8.   Servicer Interchange amount                          $      625,000.00

     9. The aggregate amount of Finance Charge Collections for the Receivables Trust for the Monthly Period

          (a)  Interchange                                     $    4,972,909.33
          (b)  Recoveries                                      $    2,079,662.47
          (c)  Finance Charges and Fees                        $   25,763,037.62
          (d)  Discount Receivables                            $              --
                                                               -----------------
          Total                                                $   32,815,609.42

     10.  Aggregate Uncovered Dilution Amount for the
          Monthly Period                                       $              --

     11.  End of Monthly Period Trust Receivables              $2,024,246,154.56

     OUTSTANDING SECURITIES INFORMATION (TRUST LEVEL)

     1.   Outstanding principal balance of all securities
          secured by pool assets
          (sum of all Series)
          (a)  At end of prior Distribution Date               $1,850,000,000.00
          (b)  Increase due to new securities issued           $              --
          (c)  Decrease due to principal payments              $              --
          (d)  Increases in variable securities                $              --
          (e)  Decreases in variable securities                $              --
          (f)  At end of Distribution Date                     $1,850,000,000.00

C.   INFORMATION REGARDING THE SERIES 2007-1 NOTES

     1.   Collateral Amount at the close of business on the
          prior Distribution Date                              $  500,000,000.00

          (a)  Reductions due to Investor Charge-Offs
               (including Uncovered Dilution Amounts) made
               on the related Distribution Date                $              --

          (b)  Reimbursements to be made on the related
               Distribution Date from Available Finance
               Charge Collections                              $              --

          (c)  Collateral Amount at the close of business on
               the Distribution Date                           $  500,000,000.00

     2. Note Principal Balance at the close of business on the Distribution Date during the monthly period

          (a)  Class A Note Principal Balance                  $  411,250,000.00

          (b)  Class B Note Principal Balance                  $   40,000,000.00

          (c)  Class C Note Principal Balance                  $   48,750,000.00
                                                               -----------------
               Total Note Principal Balance                    $  500,000,000.00

     3.   Series Allocation Percentages for the Monthly
          Period

          (a)  Principal Collections                                       25.23%

          (b)  Finance Charge Collections                                  25.23%

          (e)  Default Amounts                                             25.23%

     4.   Investor Principal Collections processed during
          the Monthly Period and allocated to the Series       $   75,216,548.11

     5.   Excess Principal Collections available from other
          Group I Series allocated to the Series               $              --

     6.   Aggregate amounts treated as Available Principal
          Collections pursuant to subsections 4.04(a)(v) and
          (vi) of the related Indenture Supplement             $    2,284,909.56

     7.   Reallocated Principal Collections (up to the
          Monthly Principal Reallocation Amount) applied
          pursuant to Section 4.06 of the related Indenture
          Supplement                                           $              --

     8.   AVAILABLE PRINCIPAL COLLECTIONS (4+5+6-7)            $   77,501,457.67

     9.   Principal Accumulation Investment Earnings           $              --

     10.  Investor Finance Charge Collections (including
          Interchange and Recoveries) processed during the
          Monthly Period                                       $    8,279,378.26

     11.  Excess Finance Charge Collections from Group 1
          allocated to the Series                              $              --

     12.  Reserve Account withdrawals pursuant to Section
          4.10(b) or (d) of the related Indenture Supplement   $              --

     13.  Excess amounts from Spread Account to be treated
          as Available Finance Charge Collections pursuant
          to Section 4.11(g) of the related Indenture
          Supplement                                           $       20,950.97

     14.  AVAILABLE FINANCE CHARGE COLLECTIONS
          (9+10+11-12+13)                                      $    8,300,329.23

     15.  Available Finance Charge Collections were
          allocated in the following priority:
          (a)  Class A Noteholders,
               Class A Monthly Interest                        $    1,836,916.67
               Class A Interest Shortfall                      $              --
               Class A Default Amount                          $              --
               Class A Default Amount previously due but not
               distributed                                     $              --
               Total                                           $    1,836,916.67
          (b)  Class B Noteholders,
               Class B Monthly Interest                        $      184,000.00
               Class B Interest Shortfall                      $              --
               Class B Default Amount                          $              --
               Class B Default Amount previously due but not
               distributed                                     $              --
               Total                                           $      184,000.00
          (c)  to Servicer, the Noteholder Servicing Fee
               (after adjustment for Servicer Interchange
               shortfall, if any)                              $      833,333.33
          (d)  Class C Noteholders,
               Class C Monthly Interest                        $      234,406.25
               Class C Interest Shortfall                      $              --
               Class C Default Amount                          $              --
               Class C Default Amount previously due but not
               distributed                                     $              --
               Total                                           $      234,406.25
          (e)  Investor Default Amount and Uncovered
               Dilution Amount were included in Available
               Principal Collections                           $    2,284,909.56
          (f)  investor Charge-Offs and Reallocated
               Principal Collections not previously
               reimbursed were included in Available
               Principal Collections                           $              --
          (g)  to Reserve Account, excess of Required
               Reserve Account Amount over the Available
               Reserve Account Amount                          $              --
          (h)  to Spread Account, excess of Required Spread
               Account Amount over the Available Spread
               Account Amount                                  $              --
          (i)  balance constitutes Excess Finance Charge
               Collections                                     $    2,926,763.42

     16.  Available Principal Charge Collections were
          allocated in the following priority:
          (a)  during Revolving Period, treated as Excess
               Principal Collections                           $   77,501,457.67
          (b)  with respect to Accumulation Period,
               (i)  Monthly Principal deposited to Principal
                    Accumulation Account                       $              --
               (ii) balance treated as Excess Principal
                    Collections                                $              --
          (c)  with respect to Rapid Amortization Period,
               (i)  Monthly Principal to Class A Noteholders
                    up to Class A Note Principal Balance       $              --
               (ii) Monthly Principal to Class B Noteholders
                    up to Class B Note Principal Balance       $              --
               (iii) Monthly Principal to Class C
                     Noteholders up to Class C Note
                     Principal Balance                         $              --
               (iv) balance treated as Excess Principal
                    Collections                                $              --

     17. Excess funds were allocated in the following order of priority:

          (a)  Excess Finance Charge Collections,
               (i)  to other Excess Allocation Series in
                    Group One, for finance charge shortfalls   $              --
               (ii) to the Successor Servicer, for any
                    unpaid excess servicing fees
                    For this Series                            $              --
                    For other Series                           $              --
               (iii) the balance to Holder of the Transferor
                     Interest                                  $    2,926,763.42
          (b)  Excess Principal Collections,
               (i)  to other Excess Allocation Series in
                    Group One, for principal shortfalls        $              --
               (ii) to be applied as principal for variable
                    funding Certificates or Notes in Group
                    One                                        $              --
               (iii) the balance to Holder of the Transferor
                     Interest                                  $   77,501,457.67

     18.  The aggregate amount of all Principal Receivables
          in Accounts which became Defaulted Accounts during
          the Monthly Period which were allocated to the
          Series
          (a)  Default Amount                                  $    9,056,320.09
          (b)  Allocation Percentage (B.3.(c) above)                       25.23%
                                                               -----------------
          (c)  Total Investor Default Amount (axb)             $    2,284,909.56

     19.  The aggregate amount of Uncovered Dilution Amount
          allocated to the Series for the Monthly Period
          (a)  Dilutions not covered by Transferor             $              --
          (b)  Series Allocation Percentage (as defined in
               the related Indenture Supplement)                           25.23%
                                                               -----------------
          (c)  Total Uncovered Dilution Amount (axb)           $              --

     20.  The aggregate amount of Investor Charge-Offs
          (including any Uncovered Dilution Amount not
          covered by the Transferor) for the Monthly Period    $              --

     21.  Ratings of the Class A Notes
          Moody's                                                            Aaa
          S&P                                                                AAA
          Fitch                                                              N/A

     22.  Ratings of the Class B Notes
          Moody's                                                             A2
          S&P                                                                  A
          Fitch                                                              N/A

     23.  Ratings of the Class C Notes
          Moody's                                                           Baa2
          S&P                                                                BBB
          Fitch                                                              N/A

     24.  Note Interest Rate for the Monthly Period
          (a)  Class A Note Interest Rate                                5.25914%
          (b)  Class B Note Interest Rate                                5.41613%
          (c)  Class C Note Interest Rate                                5.66142%

     25.  Ending Note Principal Balance on the Distribution
          Date, after taking into account distributions on
          the Notes:
          (a)  Class A Note Principal Balance                  $  411,250,000.00
          (b)  Class B Note Principal Balance                  $   40,000,000.00
          (c)  Class C Note Principal Balance                  $   48,750,000.00
                                                               -----------------
          Total Note Principal Balance                         $  500,000,000.00

D.   QUARTERLY NET YIELD

                                                  7/31/2007   6/30/2007   5/31/2007
                                                   Monthly     Monthly     Monthly
                                                    Period      Period      Period
                                                  ---------   ---------   ---------
Yield                                               19.50%      21.13%      19.10%
Less Investor Default Amt (18c)                      5.38%       5.67%       5.99%
Less Uncovered Dilution Amt (19c)                    0.00%       0.00%       0.00%
                                                    -----       -----       -----
   (a) Portfolio Yield                              14.12%      15.46%      13.12%
Monthly Interest                                     5.31%       5.49%       5.50%
Plus Noteholder Servicing Fee                        2.00%       2.00%       2.00%
                                                    -----       -----       -----
   (b) Base Rate                                     7.31%       7.49%       7.50%
                                                    -----       -----       -----
   (a)-(b) = Net Yield Percentage                    6.81%       7.97%       5.61%
   Quarterly Net Yield for the Distribution Date     6.80%

E.   INFORMATION REGARDING THE PRINCIPAL ACCUMULATION ACCOUNT

     1.   Opening Principal Accumulation Account Balance on
          the Distribution                                     $            0.00

     2.   Controlled Deposit Amount to be deposited to the
          Principal Accumulation                               $            0.00
          (a)  Controlled Accumulation Amount                  $            0.00
          (b)  Accumulation Shortfall                          $            0.00
          (c)  Controlled Deposit Amount (a+b)                 $            0.00

     3.   Amounts withdrawn from the Principal Accumulation
          Account for
          (a)  Distribution in reduction of the Class A
               Notes                                           $            0.00
          (b)  Distribution in reduction of the Class B
               Notes                                           $            0.00
          (c)  Distribution in reduction of the Class C
               Notes                                           $            0.00

     4.   Principal Accumulation Account ending balance
          after deposit or withdrawal on the Distribution
          Date                                                 $            0.00

F.   INFORMATION REGARDING THE SPREAD ACCOUNT

     1.   Opening Available Spread Account Amount on the
          Distribution Date for the Monthly Period             $    5,000,000.00

     2.   Aggregate amount required to be withdrawn pursuant
          to Section 4.11(c) of the related Indenture
          Supplement for distribution to Class C Noteholders
          pursuant to Section 4.04(a)(iv)                      $              --

     3.   Aggregate amount required to be withdrawn pursuant
          to Section 4.11(d) or 4.11(e) for distribution
          in reduction of the Class C Note Principal Balance   $              --

     4.   Spread Account Percentage for the Distribution
          Date for the Monthly Period                                       1.00%

     5.   Closing Required Spread Account Amount for the
          Distribution Date for the Monthly Period             $    5,000,000.00

     6.   Amount on deposit in Spread Account after required
          withdrawals on the Distribution Date for the
          Monthly Period (1 -(2+3))                            $    5,000,000.00

     7.   Spread Account Deficiency, if any (5 MINIUS 6)       $              --

     8.   Amounts deposited pursuant to Section 4.04
          (a)(viii) or 4.10(e)                                 $              --

     9.   Remaining Spread Account Deficiency, if any (7
          minus 8)                                             $              --

     10.  Spread Account Surplus, if any (6 minus 5),
          included in Available Finance Charge Collections     $              --

G.   INFORMATION REGARDING THE RESERVE ACCOUNT

     1.   Reserve Account Funding Date

     2.   Opening Available Reserve Account Amount on the
          Distribution Date for the Monthly Period             $              --

     3. Aggregate amount required to be withdrawn pursuant to Section 4.10(d) for inclusion in Available
          Finance Charge Collections:

          (a)  Covered Amount                                  $              --
          (b)  Principal Accumulation Investment Earnings      $              --
          (c)  Reserve Draw Amount (a MINUS b)                 $              --

     4.   Required Reserve Account Amount                      $              --

     5.   Reserve Account Surplus (4-(2-3))                    $              --

H.   INFORMATION REGARDING ACCUMULATION PERIOD

     1.   Accumulation Period Length (months)

     2.   Controlled Accumulation Amount (as recalculated,
          if Accumulation Period Length is shortened
          pursuant to Section 4.13)                            $              --

     IN WITNESS THEREOF, the undersigned has duly executed and delivered this Certificate the 10th day of August 2007.

                                        FIRST NATIONAL BANK OF OMAHA,
                                        Servicer


                                        By:
                                            ------------------------------------
                                        Name: Karlyn M. Knieriem
                                        Title: Vice President